Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Condensed Consolidated Statements of Operations (Unaudited)
Revenues	$ 0	$ 0	$ 0	$ 0
Cost of goods sold	0	0	0	0
Gross profit	0	0
General and administrative	438,000	464,000	1,733,000	2,001,000
Professional fees	64,000	122,000	377,000	389,000
Costs and expenses
Depreciation and amortization	0	16,000	54,000	73,000
Total costs and expenses	502,000	602,000	3,352,000	2,463,000
Loss from operations	(502,000)	(602,000)	(3,352,000)	(2,463,000)
Net loss	(502,000)	(602,000)	(3,352,000)	(2,375,000)
Net loss attributable to non-controlling interest	(6,000)	(8,000)	(119,000)	(103,000)
Impairment loss			1,188,000	0
Net loss attributable to the Company	$ (496,000)	$ (594,000)	$ (3,233,000)	$ (2,272,000)
Net loss per share
Basic	$ (0.01)	$ (0.01)	$ (0.06)	$ (0.04)
Diluted	$ (0.01)	$ (0.01)	$ (0.06)	$ (0.04)
Other income (expense)			$ 0	$ 88,000
Basic	51,152,134	51,146,008	51,150,624	51,134,964
Diluted	51,152,134	51,146,008	51,150,624	51,134,964